August 10, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC   20549

Re:                             Brookfield Real Assets Income Fund Inc. (the “Registrant” or the “Acquiring Fund”) File No.:  811-23157

Ladies and Gentlemen:

On behalf of the Registrant, transmitted herewith is a copy of the Fund’s Registration Statement on Form N-2 for filing under the Securities Act of 1940, as amended (the “Registration Statement”).

This Registration Statement is being filed to, among other things, respond to Securities and Exchange Commission Staff comments and file certain exhibits to the Registration Statement.

Please call the undersigned at (212) 318-6054 with any questions or comments you may have regarding the filing.  Thank you.

Very truly yours,

/s/ Vadim Avdeychik

Vadim Avdeychik
for PAUL HASTINGS LLP
cc: Michael R. Rosella